Leases (Tables)	3 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Finance and Operating Leases

The Company’s finance and operating leases were recorded on the condensed consolidated balance sheets as follows (in thousands):

	As of
	March 31, 2025	December 31, 2024
Finance Leases:
Property plant and equipment, net	$1,227	$—
Finance lease liability, current	247	—
Finance lease liability, non-current	805	—
Operating Leases:
Lease right-of-use assets	$425	$30
Operating lease liability, current	129	23
Operating Lease liability, non-current	289	—

The following table presents certain information related to lease terms and discount rates:

	As of
	March 31, 2025	December 31, 2024
Finance Leases:
Weighted-average remaining lease term (in years)	3.77	—
Weighted-average discount rate	4.51%	—
Operating Leases:
Weighted-average remaining lease term (in years)	3.00	0.29
Weighted-average discount rate	4.28%	8.76%

The following table presents the finance and operating lease activity (in thousands):

	Three months ended March 31,
	2025	2024
Finance Leases:
Right-of-use amortization expense	$6	—
Lease liability interest expense	1	—

Operating Leases:
Lease expense	$36	$36
Cash paid	55	58

Schedule of Future Minimum Lease Payments

Future minimum lease payments under non-cancelable finance and operating leases on an annual undiscounted cash flow basis as of March 31, 2025 were as follows (in thousands):

Year Ending December 31,	Finance Leases	Operating Leases
2025 (9 months)	$211	$108
2026	316	148
2027	316	152
2028	247	38
2029	55	—
Total lease payments	1,145	446
Less imputed interest	(93)	(28)
Present value of future minimum lease payments	1,052	418
Less current obligations under leases	(247)	(129)
Non-current lease obligations	$805	$289